Share Based Payments (Tables) - Coinshares International Limited [Member]	12 Months Ended
Dec. 31, 2025
Share Based Payments (Tables) [Line Items]
Schedule of Stock Options Activity

Performance-Based Options

	For the Years Ended December 31,
	2025			2024
	Number of share options	Weighted average exercise price	Intrinsic Value	Number of share options	Weighted average exercise price	Intrinsic Value
Outstanding at January 1	1,119,995	$1.79	$6,736	1,149,995	$1.82	$2,472
Forfeited	—	$—		—	$—
Repurchased	(1,019,995)	$1.83		—	$—
Exercised	(100,000)	$1.85		(30,000)	$1.83
Outstanding at December 31	—	$—	$—	1,119,995	$1.79	$6,736
Exercisable at December 31	—	$—	$—	1,119,995	$1.79	$6,736

	For the year ended December 31, 2023
	Number of share options	Weighted average exercise price	Intrinsic Value
Outstanding at January 1	1,773,600	$1.73	$307
Forfeited	(623,605)	$1.78	—
Exercised	—	$—	—
Outstanding at December 31	1,149,995	$1.82	$2,472
Exercisable at December 31	1,149,995	$1.82	$2,472
	For the Years Ended December 31,
	2025			2024
	Number of share options	Weighted average exercise price	Intrinsic Value	Number of share options	Weighted average exercise price	Intrinsic Value
Outstanding at January 1	2,127,503	$4.42	$7,191	2,537,949	$4.95	$2,782
Granted	345,038	$7.90		115,000	$4.75
Forfeited	(86,591)	$7.45		(284,820)	$6.12
Exercised	(145,943)	$1.96		(192,217)	$2.07
Repurchased	(408,932)	$4.42		(48,409)	$3.71
Outstanding at December 31	1,831,075	$5.94	$12,182	2,127,503	$4.42	$7,191
Exercisable at December 31	1,145,037	$6.03	$7,523	1,145,477	$3.50	$5,120

	For the year ended December 31, 2023
	Number of share options	Weighted average exercise price	Intrinsic Value
Outstanding at January 1	2,202,857	$5.24	$172
Granted	448,000	$2.09
Forfeited	(96,983)	$2.28
Exercised	(5,479)	$1.78
Liquidated	(10,446)	$1.78
Outstanding at December 31	2,537,949	$4.95	$2,782
Exercisable at December 31	1,129,445	$2.31	$2,034

Schedule of Exercise Price
	Exercise price
Grant date	SEK	($)
March 2025	72.80	$7.90
March 2024	50.40	$4.66

Schedule of Fair Value of the Liability Determined Using a Binomial Option-Pricing Model

The fair value of the liability at each reporting date has been determined using a binomial option-pricing model, with the key inputs into the model as follows:

	2025	2024
Share price at reporting date	$12.60	$7.81
Weighted average exercise price ($)	5.97	3.59
Expected volatility	73%	77%
Average option life (years)	6.20	6.01
Risk-free rate	4.26%	4.39%
Expected dividend yields	3.10%	2.20%

Schedule of Movement/Recognition of the Liability

The movement/recognition of the liability in 2025 and 2024 is as follows:

	2025		2024
(in thousands)	APIC	Share option liability	APIC	Share option liability
Opening balance	$—	$17,585	$5,505	$—
Reclassification of equity classified options to liability	—	—	(5,693)	5,693
Cash settled option expense	—	2,839	—	12,369
Share based compensation	—	—	304	—
Share options exercised	—	(1,329)	(54)	(739)
Share options cancelled	—	(5,839)	(14)	(136)
Effects of currency translation	—	69	(48)	(199)
Total	$—	$13,325	$—	$16,988

Schedule of Share Option Liability

The liability is presented as current within trade and other payables or non-current within other non-current liabilities in the consolidated balance sheets depending on the expected timing of settlement:

	As of December 31,
(in thousands)	2025	2024
Current portion of the share option liability	$12,313	$16,592
Non-current portion of the share option liability	1,012	993
Total	$13,325	$17,585

Schedule of Inputs into Model for Time Based Options

The inputs into the model for time-based options are as follows:

2023
Share price at reporting date	$2.80
Weighted average exercise price ($)	2.80
Expected volatility	71%
Expected life (years)	3.00
Risk-free rate	3.25%
Expected dividend yields	0.00%